UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13 F COVER PAGE

Report for the Calendar Year or Quarter Ended: Sept.30, 2006
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):  	[ ] is a restatement.
	 				[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	        	Holt-Smith & Yates Advisors
Address:		2810 Crossroads Drive
	        	Suite 4900
	        	Madison, WI 53718
13F File Number:	28-7510

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:
Name:			Diana K. Falk
Title:			Compliance Administrator
Phone:			608-249-4488
Signature, Place, and Date of Signing:
Diana K. Falk	Madison, WI	13-Nov-06

Report Type: (Check only one.):
[ X ] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	49

Form 13F Information Table Value Total:	379,430

List of Other Included Managers:	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Affiliated Managers            COM              008252108      669     6687 SH       SOLE                     6185               502
Barr Pharmaceuticals Inc       COM              068306109      493     9500 SH       SOLE                     8790               710
Best Buy Inc                   COM              086516101    18345   342521 SH       SOLE                   194375            148147
CACI International             COM              127190304      421     7655 SH       SOLE                     7060               595
CDW Corp                       COM              12512N105      468     7588 SH       SOLE                     6925               663
Capital One Financial          COM              14040H105    19363   246157 SH       SOLE                   140154            106003
Cerner Corp                    COM              156782104      613    13500 SH       SOLE                    12425              1075
Cognizant Corp                 COM              192446102    19221   259712 SH       SOLE                   149007            110705
Covance Inc                    COM              222816100      621     9360 SH       SOLE                     8645               715
E*Trade Financial Corp         COM              269246104      624    26075 SH       SOLE                    24030              2045
EMC Corp                       COM              268648102    17658  1473973 SH       SOLE                   834787            639186
Express Scripts Inc            COM              302182100      463     6135 SH       SOLE                     5665               470
First Data Corp                COM              319963104    15092   359338 SH       SOLE                   205613            153725
Hain Celestial Group           COM              405217100      350    13705 SH       SOLE                    12630              1075
Harman International           COM              413086109      464     5563 SH       SOLE                     5123               440
Intuit Inc                     COM              461202103    19823   617724 SH       SOLE                   351580            266144
Jabil Circuit Inc              COM              466313103      453    15850 SH       SOLE                    14630              1220
Jack Henry & Associates        COM              426281101      495    22715 SH       SOLE                    20740              1975
Joy Global Inc                 COM              481165108      489    13005 SH       SOLE                    11965              1040
Kohls Corp                     COM              500255104    16429   253064 SH       SOLE                   144929            108135
Kyphon Inc                     COM              501577100      463    12360 SH       SOLE                    11375               985
L-3 Communications             COM              502424104      480     6130 SH       SOLE                     5635               495
Medco Health Solutions         COM              58405U102    17138   285095 SH       SOLE                   164750            120345
Microchip Technology           COM              595017104    21135   651884 SH       SOLE                   364935            286949
Monster Worldwide Inc          COM              611742107      452    12480 SH       SOLE                    11575               905
Nat'l Oilwell Varco            COM              637071101      469     8005 SH       SOLE                     7395               610
Navteq Corp                    COM              63936L100      297    11385 SH       SOLE                    10485               900
Noble Corp                     COM              G65422100    15585   242845 SH       SOLE                   142285            100560
PetsMart Inc                   COM              716768106      430    15500 SH       SOLE                    14175              1325
PrivateBancorp, Inc.           COM              742962103      621    13575 SH       SOLE                    12565              1010
Qualcomm                       COM              747525103    12383   340685 SH       SOLE                   191605            149080
Quest Diagnostics              COM              74834L100    15393   251679 SH       SOLE                   143236            108443
Robert Half Intl Inc           COM              770323103      447    13165 SH       SOLE                    11990              1175
SLM Corp                       COM              78442P106    20454   393495 SH       SOLE                   228940            164555
SanDisk Corp                   COM              80004C101      442     8260 SH       SOLE                     7615               645
Schlumberger                   COM              806857108    15094   243341 SH       SOLE                   138481            104860
Starbucks Corp                 COM              855244109    17667   518835 SH       SOLE                   296904            221931
Symantec Corp                  COM              871503108    16041   753815 SH       SOLE                   424395            329420
Target Corp                    COM              87612E106    17013   307921 SH       SOLE                   175328            132593
Teva Pharmaceuticals           COM              881624209    19185   562759 SH       SOLE                   320058            242701
Thor Industries Inc            COM              885160101      329     8000 SH       SOLE                     7345               655
Tractor Supply Co              COM              892356106      443     9185 SH       SOLE                     8445               740
United Natural Foods           COM              911163103      365    11770 SH       SOLE                    10870               900
Urban Outfitters Inc           COM              917047102      431    24310 SH       SOLE                    22305              2005
Walgreen Co                    COM              931422109    19852   447227 SH       SOLE                   258568            188659
WebEx Communications           COM              94767L109      671    17185 SH       SOLE                    16015              1170
Williams Sonoma Inc            COM              969904101      375    11580 SH       SOLE                    10655               925
Zebra Technologies             COM              989207105    15794   441901 SH       SOLE                   254671            187230
Zimmer Holdings Inc            COM              98956P102    17427   258187 SH       SOLE                   146181            112006